ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Major Classes Of Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets and Liabilities Classified As Held For Sale [Line Items]
Property, plant and equipment	$ 50,847	$ 48,546
Intangible assets	14,521	15,845
Other non-current assets	3,933	3,477
Total assets	104,590	100,784
Total liabilities associated with assets held for sale	74,737	$ 66,768
Disposal groups classified as held for sale
Assets and Liabilities Classified As Held For Sale [Line Items]
Accounts receivable and other	42
Current assets	42
Property, plant and equipment	1,775
Intangible assets	105
Other non-current assets	36
Total assets	1,958
Accounts payable and other liabilities	12
Non-recourse borrowings	1,197
Total liabilities associated with assets held for sale	1,209
Net assets classified as held for sale	$ 749